Notes to the Consolidated Statements of Operations - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 92,571		€ 92,571			€ 107,308
GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	205,000		205,000
Upfront and milestones payments included in contract liabilities	89,491		89,491			102,804
CRISPR
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	2,524		2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	697		697			929
Genmab
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	8,937		8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	2,383		2,383			€ 3,575
Minimum | GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	10,000		10,000
Research services combined with an IP license
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	6,192	€ 8,461	14,737	€ 40,278
Research services combined with an IP license | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	5,816	7,936	13,313	38,705
Research services combined with an IP license | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	77	77	232	232
Research services combined with an IP license | Genmab
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	€ 298	€ 447	€ 1,192	€ 1,341